Premises and Equipment	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Premises and Equipment	Premises and Equipment
A summary of premises and equipment at December 31, 2024 and 2023 is as follows:

(dollars in thousands)	2024	2023
Land and land improvements	$9,190	$9,683
Buildings and improvements	36,401	35,195
Furniture and equipment	13,675	13,214
Operating leases - right of use asset	2,796	2,073
Construction in progress	271	2,103
Total	62,333	62,268
Less accumulated depreciation	31,167	30,221
Premises and equipment, net	$31,166	$32,047
Depreciation expense for the years ended December 31, 2024, 2023, and 2022 was as follows:

(in thousands)	2024	2023	2022
Depreciation expense	$1,650	$2,106	$2,141